Offerings - Offering: 1	Sep. 30, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00286 per share
Amount Registered | shares	221,089,877
Proposed Maximum Offering Price per Unit | $ / shares	2.00
Maximum Aggregate Offering Price	$ 442,179,754
Fee Rate	0.01531%
Amount of Registration Fee	$ 67,697.73
Offering Note	Consists of an aggregate of 221,089,877 ordinary shares, including 29,525,926 ordinary shares issuable upon the exercise of pre-funded warrants of the Registrant and 45,710,895 ordinary shares issuable upon the exercise of warrants of the Registrant. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.